Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Notes Payable
Convertible Notes Payable

7. Convertible Notes Payable

A.G.P. Convertible Note

A.G.P was a financial advisor to both Murphy Canyon Acquisition Corp. (“MURF”) and Old Conduit in connection with the merger transaction (the “merger”). Upon the completion of the Merger, A.G.P.: (i) received a cash fee of $6.5 million, 1 share of Common Stock, and a warrant to purchase 1 share of Common Stock at an exercise price of $33,300,000 per share pursuant to its engagement agreement with Old Conduit entered into on August 2, 2022, and (ii) agreed to defer payment, to be paid in the future under certain circumstances by a date no later than March 21, 2025, of $5.7 million of fees plus annual interest of 5.5% (the “Deferred Commission Payable”) as a result of its engagement for MURF’s IPO. During the six months ended June 30, 2025, the Company reached an agreement with A.G.P. to waive all previously accrued interest. As such, the Company removed accrued interest of $0.4 million and recorded other income of $0.4 million for the six months ended June 30, 2025.

On November 25, 2024, the Company issued to A.G.P. the A.G.P. Convertible Note in the principal amount of $5.7 million to evidence A.G.P.’s currently owed Deferred Commission Payable, at which time the Deferred Commission Payable balance was removed. Unless earlier converted as specified in the Convertible Note, the principal amount, plus all accrued but unpaid interest, was due on November 25, 2025 (the “Maturity Date”). The convertible promissory note accrued interest at 5.5% per annum.

During the three months ended June 30, 2026, the holder of the A.G.P. Convertible Note converted the remaining principal and interest into 127,335 shares of the Company’s Common Stock. Prior to the conversion the A.G.P. Convertible Note was overdue but not considered to be in default by either party.

During the six months ended June 30, 2026, the holder of the A.G.P. Convertible Note converted $2.5 million of principal and interest into 129,911 shares of the Company’s Common Stock.

During the three months ended March 31, 2025, the holder of the A.G.P. Convertible Note converted $0.4 million of principal and interest into 14 shares of the Company’s Common Stock. As of March 31, 2025, the Company’s Common Stock price was trading below the Conversion Price Floor. For the purpose of the March 31, 2025 conversion, the Company waived the Conversion Price Floor and allowed A.G.P. to convert at the prior trading days closing stock price. Upon conversion, the Company recorded a $0.2 million loss on the change in fair value based on the difference between (i) the fair value of the Common Stock issued and (ii) the percentage of total principal and interest converted (6.54%), multiplied by the December 31, 2024 valuation of $3.0 million.

On April 11, 2025, April 16, 2025, June 2, 2025, June 17, 2025, and June 26, 2025, the holder of the A.G.P. Convertible Note converted $ 0.5 million, $0.8 million, $0.1 million,$0.2 million, and $0.2 million of principal and interest into 14, 36, 20, 45, and 50 shares of the Company’s Common Stock, respectively. As of April 16, 2025, the Company’s Common Stock price was trading below the Conversion Price Floor. For the purpose of the April 16, 2025 conversion, the Company waived the Conversion Price Floor and allowed A.G.P. to convert at the April 16, 2025 closing stock price.

On May 29, 2026, the holder of the A.G.P. Convertible Note converted $1.1 million of principal and interest into 113,740 shares of the Company’s Common Stock and the A.G.P. Convertible Note was considered repaid in full.

For the three months ended June 30, 2026, the Company recorded a $28,000 loss in the change in fair value of the A.G.P. Convertible Note and interest expense of approximately $8,000. For the three months ended June 30, 2025, the Company recorded a $0.1 million loss in the change in fair value of the A.G.P. Convertible Note and interest expense of approximately $0.1 million.

For the six months ended June 30, 2026, the Company recorded a $0.1 million loss in the change in fair value of the A.G.P.  Convertible Note and interest expense of approximately $33,000. For the six months ended June 30, 2025, the Company recorded a $0.1 million gain in the change in fair value of the A.G.P. Convertible Note and interest expense of approximately $0.1 million.

As of June 30, 2026, there was no outstanding principal and interest remaining on the A.G.P. Convertible Note.

Ascent Note

On March 3, 2026, the Company issued to Ascent a convertible promissory note, defined above as the Ascent Note, with an aggregate principal amount of $0.6 million , with the Company receiving cash proceeds, net of discounts and fees, of $0.5 million. The Ascent Note had a maturity date of four months from the date of issuance and carried interest at a rate of 10% annually, which is payable monthly from the issuance date of the Note until the sooner of the maturity date or the date the Ascent Note is fully repaid or converted into shares of the Company’s Common Stock.

On May 15, 2026, the Company and Ascent entered into an amendment (the “Note Amendment”) to Ascent Note, originally issued on March 3, 2026. Pursuant to the Note Amendment, 90% of the proceeds raised by the Company in any debt or equity financing or capital-raising transaction, including pursuant to the ELOC, may be retained by the Company, with the remaining 10% required to go towards payment of amounts due under the Ascent Note.

At any time prior to the full payment of the convertible promissory note, Ascent, at its sole discretion, could have elected to have all or any portion of the outstanding principal amount and all interest accrued converted into shares of the Company’s common stock, at a conversion price equal to the lower of the closing price of the Company’s Common Stock on the date shareholder approval is obtained, which has not yet occurred, or the dollar volume-weighted average price of the Company’s Common Stock for the five trading days immediately preceding the date of such delivery. The conversion price is subject to change, proportionate to any stock splits that may occur. The conversion of the convertible promissory could not have occurred prior to the Company having sufficiently authorized shares of common stock to permit the entire conversion of the convertible promissory note. In addition, the conversion of the convertible promissory note could also not have occurred prior to receipt of stockholder approval to provide for such conversion of the convertible promissory note, and subsequent issuance of the Company’s common stock, pursuant to the stockholder approval rules under the rules and regulations of The Nasdaq Stock Market. Further, following Ascent’s ability to convert the convertible promissory note, if at all, Ascent will not be entitled to receive the Company’s common stock upon conversion, if such conversion would result in Ascent owning greater than 9.99% of the Company’s then currently outstanding common stock. Ascent was also entitled to resale registration rights as identified within the convertible promissory note.

During June 2026, with funds received from the J.J Astor Note (see below), the Company repaid $0.5 million of principal and interest against the Ascent Note. No principal or interest remained following the repayment and the Ascent note is considered settled by both parties.

During both the three and six months ended June 30, 2026, the Company recognized approximately $11,000 of contractual interest expense related to the Ascent Note. See Note 3 and Note 5 for further discussion of the Ascent Note.

J.J. Astor Note

On June 11, 2026, the Company issued a senior secured convertible promissory note to J.J. Astor & Co, defined above as the J.J. Astor Note, in the principal amount of $2.0 million with proceeds of $1.5 million, funded in two tranches. On June 30, 2026, the Company amended the agreement to close the second tranche of the loan. The J.J. Astor Note had a maturity date of December 28, 2026, with repayment terms of twenty-four equal weekly installment payments of $82,125 to commence on July 10, 2026.

Repayments may be paid in cash or, at the option of the Company commencing six months following the closing, in shares of the Company’s Common Stock, at a conversion price equal to the greater of: (a) Ninety Percent (90%) of the lowest volume-weighted average price (“VWAP”) of the Company’s Common Stock over the ten consecutive trading days immediately preceding the date of conversion; or (b) the applicable Nasdaq Floor Price (the “Conversion Price Formula”). The conversion price is subject to further adjustments is the Company’s Common Stock is trading below the Nasdaq price floor.

Additionally, the Company issued the Lender, common stock purchase warrants to purchase 91,250 shares of the Company’s Common Stock at an exercise price of $7.20 per share. The Warrants will become exercisable beginning on the effective date of stockholder approval of the issuance of the Warrant Shares (such date, the “Stockholder Approval Date”) and will expire five years after the Stockholder Approval Date.

At any time prior to the full payment of the convertible promissory note, J.J., at its sole discretion, can elect to have all or any portion of the then-outstanding balance converted into shares of the Company’s common stock, at a conversion price equal to the greater of 90% of the lowest volume-weighted average price of the Company’s common stock over the ten consecutive trading days immediately preceding the date of conversion or the applicable floor price subject to Nasdaq Rule 5635(d).

The J.J. Astor Note was accounted for under the fair value option elected pursuant to ASC 825 and was initially recognized at its estimated fair value. As a result, the original issue discount and lender-related fees were reflected in the initial fair value measurement and were not separately recognized as debt discounts or debt issuance costs. The Company subsequently remeasured the J.J. Astor Note to fair value at the reporting date, with changes in fair value recognized in earnings, except for the portion attributable to instrument-specific credit risk, which is recognized in other comprehensive income.

During the three and six months ended June 30, 2026, the Company did not recognize interest expense related to the J.J. Astor Note.

Second and Third Amendment to J.J. Astor Convertible Note

On July 31, 2026, the Company entered into a second amendment to the J.J. Astor Note discussed in Footnote 7. The Company failed to make three scheduled weekly installment payments of $82,000 due July 17, July 24, and July 31, 2026, totaling $246,000, and had not filed the required resale registration statement by its deadline.

Under this amendment, the lender agreed to treat these matters as an accommodation, rather than an event of default, but expressly reserved all rights if any future payment default occurs.

In connection with the accommodation, the total principal balance was increased by a $378,000 restructuring premium, to a total amended principal balance due to J.J. Astor of $2.4 million and increased the default interest rate from 19% to 24% per annum upon any future event of default. The amendment reschedules repayment into 23 weekly installments of approximately $104,000 commencing August 19, 2026 through a new maturity date of January 15, 2027. The amendment also updates the registration statement filing requirement deadline to August 31, 2026, with any further delay constituting an immediate event of default.

It increases the required share of the Company’s ATM program net proceeds from offerings due to J.J. Astor to 90% and requires the Company to effect weekly ATM program financing and generate net proceeds of at least $115,000 per week.

The amendment also revised the note’s conversion terms to a conversion price equal to the greater of 70% of the lowest volume-weighted average price of the Company’s common stock over the twenty consecutive trading days immediately preceding the date of conversion or the applicable floor price subject to Nasdaq Rule 5635(d). and requires the Company to seek stockholder approval to increase authorized shares and reserve shares equal to 200% of the amounts issuable upon conversion in full of the amended principal balance.

On August 3, 2026, the Company and J.J. Astor & Co. entered into a third amendment to the Amended Note and Amended Loan Agreement (the “Third Amendment”). Pursuant to the Third Amendment, J.J. Astor advanced $200,000 to the Company, subject to fees, and increased the outstanding principal balance of the Amended Note to approximately $2.5 million. Additionally, the Company has also issued J.J. Astor warrants to purchase up to 37,500 shares of the Company’s common stock at a purchase price of $7.20, in the same form of warrant issued to on June 11, 2026. Moreover, the definition of “Floor Price” in the Amended Note and the Amended Loan Agreement shall be adjusted to equal twenty percent of the lowest volume-weighted average price of the Company’s common stock during the twenty (20) consecutive trading days immediately preceding the date the Floor Price adjusts, which shall adjust every six months commencing December 11, 2026.

The issuance of any or all of the shares under the J.J. Astor Note, including the shares issuable upon exercise of the warrants issued in connection therewith, in the aggregate in excess of 19.99% of the current number of outstanding shares of common stock of the Company is subject to stockholder approval under applicable rules and regulations of The Nasdaq Stock Market LLC, to the extent required by such rules and regulations (“Stockholder Approval”).

See Note 3 and Note 5 for further discussion of the J.J. Astor Note.

8. Convertible Notes Payable

Convertible Promissory Notes Payable

During March 2023, the Company issued a convertible promissory note payable (the “Convertible Promissory Notes Payable”) with an aggregate principal amount of $0.8 million to a non-related third party. The Convertible Promissory Note Payable had a maturity date of 18 months from the date of issuance. The note carries interest at a rate of 20% annually, which is payable every six (6) months from the date of the note until the maturity date.

On October 9, 2024, the Company and the loan holder signed an extension to extend the maturity date from September 20, 2024 to October 20, 2024 with the option for the Company to further extend the maturity date two times, each by an additional 30-day period. The Company exercised both options to extend the maturity date to December 19, 2024 which included interest previously payable as well as the principal. As consideration for extending the maturity date, the Company amended the form of repayment of the remaining interest due on the loan. As payment for the interest, the Company issued the loan holder, (i) $80,000 worth of Common Stock to be issued at the closing market price on the date prior to issuance and (ii) 1 share of Common Stock. On October 11, 2024, the Company issued 1 share of Common Stock to the loan holder in satisfaction of the obligations in (i) and (ii) in the preceding sentence. As of December 31, 2024, the promissory note payable remained outstanding and the Company was considered to be in default until settlement on March 6, 2025.

On March 6, 2025, the Company reached a Settlement Agreement (the “Settlement Agreement”) with the loan holder to pay $0.7 million in order to settle the Convertible Promissory Note Payable in full. The Company repaid the loan holder the settlement amount of $0.7 million on March 13, 2025. The Settlement Agreement and subsequent repayment was treated as a debt extinguishment. During the year ended December 31, 2025, the Company recorded a gain on debt extinguishment of $0.1 million, calculated as the difference between (i) the $0.8 million carrying value of the Convertible Promissory Note Payable immediately prior to the amendment, and (ii) the $0.7 million repayment of the Convertible Promissory Note Payable. The $0.1 million gain on debt extinguishment was recorded within other income (expense) in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2025.

In connection with the Settlement Agreement, the Company entered into a consulting agreement with a third party to negotiate the settlement of the Convertible Promissory Note Payable with the loan holder on behalf of the Company. In exchange for negotiating the Settlement Agreement, the Company agreed to pay $0.1 million through the issuance of shares of Common Stock or cash. On March 31, 2025, the Company issued 2 shares of Common Stock. The number of shares issued was determined based on the agreement amount of $0.1 million, divided by the closing share price on March 28, 2025 (prior trading date) of $26,700.

For the years ended December 31, 2025 and December 31, 2024, the Company incurred interest expense on the Convertible Promissory Note Payable of nil and $0.1 million, respectively.

August 2024 Nirland Note

On August 6, 2024, the Company issued a Senior Secured Promissory Note to Nirland (the “ August 2024 Nirland Note”) with an original principal amount of $2.7 million, inclusive of a $0.5 million original issuance discount (“OID”). In connection with the financing, the Company issued 4 shares of the Company’s common stock to Nirland. Nirland is a related party of the Company (see Note 16). The Company determined that the note and share issuance constituted a basket transaction and allocated the $2.2 million of net proceeds on a relative fair value basis, resulting in a total debt discount of $1.5 million, which was amortized to interest using the effective interest method.

On October 31, 2024, the Company and Nirland entered into an amendment to the August 2024 Nirland Note that introduced a conversion feature permitting the holder to convert outstanding amounts into shares of the Company’s common stock and removed certain provisions related to mandatory prepayment and participation in future financings. The amendment was accounted for as a debt extinguishment as the modified terms were determined to be substantially different from the original instrument.

The Company determined the fair value of the August 2024 Nirland Note to be $3.6 million as of October 31, 2024 through the use of a binomial lattice model.

As of October 31, 2024, a loss on debt extinguishment of $2.2 million was recorded consisting of (i) the derecognition of the $1.3 million carrying value immediately prior to the First Amendment (ii) recognition of the $2.7 million par value and (iii) recognition of the $0.8 million substantial premium.

On November 22, 2024, the Company and Nirland entered into a second amendment modifying the conversion provisions and restricting conversion prior to stockholder approval under Nasdaq rules. In connection with this amendment, the Company elected the fair value option under ASC 825. At the end of each reporting period, the Company calculates the fair value of the August 2024 Nirland Note, and any changes in fair value are reported in the current period’s consolidated statements of operations and comprehensive loss.

For the year ended December 31, 2024, the Company recorded a $1.5 million gain from the change in fair value of convertible promissory note and interest expense of approximately $0.4 million. The interest expense of $0.4 million is comprised of (i) accrued interest of $0.2 million and (ii) $0.2 million in amortization expense related to the initial debt discount of $1.5 million. The $2.2 million loss on debt extinguishment from the Frist Amendment, $0.9 million loss on debt extinguishment from the Second Amendment, and the $1.5 million gain on the change in fair value are presented within other income (expense), net, while the $0.4 million of interest expense is presented within Interest expense, net, in the consolidated statement of operations and comprehensive loss. Subsequent changes in the fair value of the August 2024 Nirland Note were recognized in the consolidated statement of operations. See Note 5 for additional information regarding fair value measurements.

On December 9, 2024, Nirland converted $0.1 million of principal into approximately 1 share of the Company’s common stock pursuant to Nasdaq partial conversion rules. As of December 31, 2024, approximately $2.6 million of principal and accrued interest remained outstanding and the August 2024 Nirland Note had a fair value of approximately $2.8 million.

During January and February 2025, Nirland converted approximately $1.8 million of principal into 30 shares of the Company’s common stock. On February 12, 2025, the Company repaid the remaining principal and accrued interest of approximately $0.9 million in cash.

As of December 31, 2025, the August 2024 Nirland Note had been fully settled and no amounts remained outstanding, and the Company had no further obligations under the note.

A.G.P. Convertible Note

A.G.P was a financial advisor to both MURF and Conduit Pharmaceuticals, Limited (“Old Conduit”) in connection with the Merger on September 22, 2023. Upon the completion of the Merger, A.G.P.: (i) received a cash fee of $6.5 million, 1 share of Common Stock, and a warrant to purchase 1 share of Common Stock at an exercise price of $33,000,000 per share pursuant to its engagement agreement with Old Conduit entered into on August 2, 2022, and (ii) agreed to defer payment, to be paid in the future under certain circumstances by a date no later than March 21, 2025, of $5.7 million of fees plus annual interest of 5.5% (the “Deferred Commission Payable”) as a result of its engagement for MURF’s IPO. Accrued interest was recorded as a liability on the Company’s consolidated balance sheet under accrued expenses and other current liabilities and totaled $0.4 million as of December 31, 2024. During the year ended December 31, 2025, the Company reached an agreement with A.G.P. to waive all previously accrued interest. As such, the Company removed accrued interest of $0.4 million and recorded other income of $0.4 million for the year ended December 31, 2025. For the years ended December 31, 2025 and December 31, 2024, the Company recorded $0.2 million and $32,000 of interest expense related to the deferred commission payable balance in the consolidated statement of operations and comprehensive loss, respectively.

On November 25, 2024, the Company issued to A.G.P. a convertible promissory note (the “A.G.P. Convertible Note”) in the principal amount of $5.7 million to evidence A.G.P.’s currently owed deferred commission payable in connection with the Merger. Unless earlier converted as specified in the Convertible Note, the principal amount, plus all accrued but unpaid interest, is due on November 25, 2025 (the “Maturity Date”). The convertible promissory note accrues interest at 5.5% per annum.

At any time prior to the full payment of the convertible promissory note, provided that the A.G.P. has given at least three business days written notice to the Company, A.G.P., in its sole discretion, may elect to have all or any portion of the outstanding principal amount and all interest accrued converted into shares of the Company’s common stock, at a fixed price of $1.00 (or following any reverse splits that may occur in a ratio greater than 10 to 1, the lower of such reverse split price and the market price per share at the time of the conversion date, but in no event less than $1.00), subject to adjustment as provided therein and to take into account any future share splits or reverse splits. The Company notes that the reverse split provision in the preceding sentence was tripped, effective January 25, 2025, following the 1-for-100 reverse stock split that occurred on that date. However, the conversion of the convertible promissory note may not occur prior to the Company having sufficiently authorized shares of common stock to permit the entire conversion of the convertible promissory note. In addition, the conversion of the convertible promissory note may also not occur prior to receipt of stockholder approval to provide for such conversion of the convertible promissory note, and subsequent issuance of the Company’s common stock, pursuant to the stockholder approval rules under the rules and regulations of The Nasdaq Stock Market. Further, following the A.G.P.’s ability to convert the convertible promissory note, if at all, A.G.P. will not be entitled to receive the Company’s common stock upon conversion, if such conversion would result in A.G.P. owning greater than 9.99% of the Company’s then currently outstanding common stock. A.G.P. is also entitled to resale registration rights as identified in the convertible promissory note.

The Company may prepay the convertible promissory note in whole or in part. In the event of certain Events of Default (as defined in the convertible promissory note), all outstanding principal and accrued interest under the Convertible Note will become, or may become at A.G.P.’s election, immediately due and payable to the A.G.P.

The Company elected to account for the A.G.P. Convertible Note at fair value under ASC 825. The Company determined that the substantive conversion option within the A.G.P. Convertible Note falls under the guidance within ASC 825 that notes that if a significant modification of debt occurs an entity is able to make an accounting election on that date to account for that debt under the fair value option. At the end of each reporting period, the Company calculates the fair value of the A.G.P. Convertible Note, and any changes in fair value are reported in the current period’s consolidated statements of operations and comprehensive loss. The change in fair value attributable to instrument-specific credit risk, if any, will be recognize within other comprehensive income each reporting period. As an accounting policy, the Company elected to present interest expense separately from other changes in the A.G.P. Convertible Note’s fair value. Interest expense will be presented within Interest expense, net, while the other changes in the fair value with be presented within other income (expense), net in the consolidated statements of operations and comprehensive loss.

The Company determined the fair value of the A.G.P. Convertible Note to be $3.4 million as of November 25, 2024 through the use of a binomial lattice model. See Note 5 for additional information regarding the fair value measurement of the A.G.P Convertible Promissory Note. The Company accounted for the issuance on the A.G.P. Convertible Promissory Note as a debt extinguishment, as the Convertible Promissory Note was issued to evidence the A.G.P.’s currently owed deferred commission payable. A gain on debt extinguishment of $2.4 million was recorded as of November 25, 2024, consisting of (i) the derecognition of the $5.7 million deferred commission payable and (ii) recognition of the $3.4 million fair value of the A.G.P. Convertible Note. For the year ended December 31, 2024, the Company recorded a $0.5 million gain in the change in fair value of the A.G.P. Convertible Note and interest expense of approximately $32 thousand. The $2.4 million gain on extinguishment and $0.5 million gain on the change in fair value are presented within other income (expense), net, while the $32 thousand of interest expense is presented within Interest expense, net, in the consolidated statement of operations and comprehensive loss.

During the year ended December 31, 2025, the holder of the A.G.P. Convertible Note converted $3.4 million of principal and interest into 1,871 shares of the Company’s Common Stock, respectively. As of March 31, 2025, the Company’s Common Stock price was trading below the Conversion Price Floor. As of March 31, 2025 and April 16, 2025, the Company’s Common Stock price was trading below the Conversion Price Floor. For the purpose of the March 31, 2025 and April 16, 2025 conversions, the Company waived the Conversion Price Floor and allowed A.G.P. to convert at the respective March 31, 2025 and April 16, 2025 closing stock prices.

During November 2025, the Company and A.G.P. agreed to extend the maturity date of the A.G.P. Convertible Note six months from November 25, 2025 to May 25, 2026. The Company did not pay any consideration to induce the extension of the maturity date.

On December 31, 2025, the Company remeasured the fair value of the A.G.P. Convertible Note through the use of a binomial lattice model and calculated a fair value of approximately $0.7 million. For the year ended December 31, 2025, the Company recorded a $0.6 million loss in the change in fair value of the A.G.P. Convertible Note and interest expense of approximately $0.2 million. As of December 31, 2025, there was approximately $2.5 million in outstanding principal and interest remaining.